Segment and Geographic Information (Details 1) - USD ($)	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Segment Reporting Information [Line Items]
Revenue, net	$ 37,484,493	$ 25,087,269	$ 17,067,029
Cost of revenue	(10,476,302)	(6,630,388)	(4,560,026)
Gross profit	27,008,191	18,456,881	12,507,003
Direct sales [Member]
Segment Reporting Information [Line Items]
Revenue, net	31,658,751	20,297,424	15,866,782
Cost of revenue	(8,565,312)	(5,080,307)	(3,963,203)
Gross profit	23,093,439	15,217,117	11,903,579
Distribution sales [Member]
Segment Reporting Information [Line Items]
Revenue, net	5,825,742	4,789,845	1,200,247
Cost of revenue	(1,910,990)	(1,550,081)	(596,823)
Gross profit	$ 3,914,752	$ 3,239,764	$ 603,424